STAFF COSTS - Number of shares in TORM plc (Details) - Long term incentive plan - EquityInstruments	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding 1 January	2,187,500	2,228,300	2,719,100
Granted during the period	1,355,100	1,047,400	1,001,100
Exercised during the period	(409,400)	(107,700)	(529,400)
Expired during the period	(760,300)	(980,500)	(785,300)
Forfeited during the period			(177,200)
Outstanding 31 December	2,372,900	2,187,500	2,228,300